Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Accrued Expenses and Other Current Liabilities
Other tax payables	$ 4,582	$ 28,957
Accruals for user incentive programs	62,930	140,806
Accrued expenses	749,750	643,389
Accrued loss contingencies relating litigation and asserted claims	309,013	258,619
Others	51,717	124,563
Total	$ 1,177,992	$ 1,196,334